SHARE BASED COMPENSATION - 2022 PRC stock options activity (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding at beginning		1,775,417
Options exercised		$ 995	$ 28	$ 2,677
Stock options outstanding at end		103,067	1,775,417
Stock options exercisable at end		103,067
Weighted Average Exercise Price
Stock options outstanding at beginning (in dollars per share)		$ 0.59
Granted (in dollars per share)		0
Exercised (in dollars per share)		0.59
Stock options outstanding at end (in dollars per share)		0.59	$ 0.59
Stock options exercisable at end (in dollars per share)		$ 0.59
Weighted Average Remaining Contract Life
Options outstanding		2 years 29 days	2 years 8 months 26 days
Options exercisable		2 years 29 days
Weighted Average Grant Date Fair Value
Options outstanding at beginning (in dollars per share)		$ 0.73
Options outstanding at end (in dollars per share)		0.58	$ 0.73
Options exercisable (in dollars per share)		$ 0.58
Aggregate Intrinsic Value
Stock options outstanding at beginning (in dollars)		$ 13,261
Stock options outstanding at end (in dollars)		735	$ 13,261
Stock options exercisable at end (in dollars)		$ 735
Xinjiang Daqo Lvchuang | 2022 Restricted Stock Incentive Plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	23,660,000	23,660,000
Forfeited		(100,000)
Stock options outstanding at end		23,560,000
Stock options exercisable at end		23,560,000
Weighted Average Exercise Price
Granted (in dollars per share)		$ 4.76
Forfeited (in dollars per share)		4.76
Stock options outstanding at end (in dollars per share)		4.76
Stock options exercisable at end (in dollars per share)		$ 4.76
Weighted Average Remaining Contract Life
Options outstanding		2 years 7 months 2 days
Options exercisable		2 years 7 months 2 days
Weighted Average Grant Date Fair Value
Granted		$ 3.94
Forfeited		3.94
Options outstanding at end (in dollars per share)		3.94
Options exercisable (in dollars per share)		$ 3.94
Aggregate Intrinsic Value
Stock options outstanding at end (in dollars)		$ 50,143
Stock options exercisable at end (in dollars)		$ 50,143